SHORT-TERM BORROWINGS AND LONG-TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2015
SHORT-TERM BORROWINGS AND LONG-TERM DEBT
Short-Term Borrowings
	March 31,
	2014	2015
Average interest rates on loans from banks and others	1.17%	2.14%

	March 31,
	2014	2015
	(Yen in millions)
Secured	¥253	¥144
Unsecured	3,811	3,985

	¥4,064	¥4,129

Long-Term Debt

	March 31,
	2014	2015
Range of interest rates on loans from banks and others	0.20%-7.01%	0.20%-7.01%

	March 31,
	2014	2015
	(Yen in millions)
Secured	¥30,537	¥25,540
Unsecured	1,289	1,782

	31,826	27,322
Less, portion due within one year	(12,360)	(9,441)

	¥19,466	¥17,881

Aggregate Maturities of Long-Term Debt
Years ending March 31,	(Yen in millions)
2017	¥7,559
2018	5,309
2019	3,297
2020	1,466
2021 and thereafter	250

¥17,881

Assets Pledged as Collateral of Property, Plant and Equipment, Net of Accumulated Depreciation and Intangible Assets for Loans
	March 31,
	2014	2015
	(Yen in millions)
Property, plant and equipment, net of accumulated depreciation	¥4,112	¥1,489